SUBSEQUENT EVENT	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENT
NOTE 13. SUBSEQUENT EVENT

In accordance with ASC 855-10 management has performed an evaluation of subsequent events from December 31, 2020 through the date the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

In accordance with ASC 855-10 management has performed an evaluation of subsequent events from December 31, 2019 through the date the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.